Shareholders' equity (Details) - Schedule of fair value of options granted assumptions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shareholders' equity (Details) - Schedule of fair value of options granted assumptions [Line Items]
Dividend yield
Expected volatility	54.00%
Risk-free rate of return	1.40%
Expected life of options	5 years
Minimum [Member]
Shareholders' equity (Details) - Schedule of fair value of options granted assumptions [Line Items]
Expected volatility		55.00%
Risk-free rate of return		1.40%
Expected life of options		4 years 6 months
Maximum [Member]
Shareholders' equity (Details) - Schedule of fair value of options granted assumptions [Line Items]
Expected volatility		57.00%
Risk-free rate of return		2.38%
Expected life of options		5 years